Baillie Gifford EAFE Choice Fund
Baillie Gifford EAFE Choice Fund
Investment Objective
The EAFE Choice Fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Baillie Gifford EAFE Choice Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.30%	0.30%	0.30%	0.30%	0.30%
Redemption Fees (as a percentage of amount redeemed)	0.20%	0.20%	0.20%	0.20%	0.20%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Baillie Gifford EAFE Choice Fund		Class 1	Class 2	Class 3	Class 4		Class 5
Management Fees	[1]	0.35%	0.35%	0.35%	0.35%		0.35%
Service Fees	[2]	0.25%	0.17%	0.10%	0.07%		0.02%
Other Expenses	[3]	0.14%	0.14%	0.13%	0.14%	[4]	0.14%	[4]
Total Annual Fund Operating Expenses		0.74%	0.66%	0.58%	0.56%		0.51%
[1]	Expenses have been restated to reflect current fees.
[2]	Service Fees differ between Classes to reflect varying levels of shareholder service fees payable to the Manager, as described in detail under "Share Classes - Shareholder Service Fees" below. Expenses have been restated to reflect current fees.
[3]	Other Expenses may differ among Classes due to various factors that can have disproportionate effects on a particular Class, such as relatively significant inflows, outflows and Class conversions/exchanges when a Class of shares is held by a small number of investors.
[4]	Classes 4 and 5 were unfunded as of December 31, 2014, therefore Other Expenses have been estimated for these Classes based on the Other Expenses of Class 2 shares.

Example of Expenses

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  It assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares, or do not redeem any shares, at the end of those periods.  It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The assumed 5% annual return in the Example should not be considered a representation of investment performance, as actual performance will depend upon actual investment results of securities held in the Fund’s portfolio.  Your actual costs may be higher or lower than the Example indicates.

Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example Baillie Gifford EAFE Choice Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	126	288	465	976
Class 2	118	263	421	881
Class 3	110	238	378	784
Class 4	108	232	367	760
Class 5	103	216	339	699

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption Baillie Gifford EAFE Choice Fund (USD $)	1 year	3 years	5 years	10 years
Class 1	105	266	440	946
Class 2	97	241	397	850
Class 3	89	215	353	754
Class 4	87	209	342	729
Class 5	82	193	314	669

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance.  During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to meet its objective through investments in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.  The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets.  The Fund will invest in a diversified portfolio consisting principally of exchange-traded securities issued by companies whose principal activities are in countries contained in the MSCI EAFE Index, cash and cash equivalents.    Under normal circumstances, the Fund will invest at least 85% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia, and/or the Far East, which may include emerging markets.  The Fund may invest in stocks of any market capitalization.  See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.  Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options.  The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund. The Fund is managed by a different team of portfolio managers than The EAFE Fund with no overlap in membership, and the resulting portfolio contains different holdings although there may be overlap.  The Fund has the same team of portfolio managers as The EAFE Pure Fund and invests in a manner similar to that of The EAFE Pure Fund, except that the Fund includes among its principal investment strategies the investment in emerging markets.  The resulting portfolio of the Fund contains additional investments in emerging markets securities.

Principal Risks

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Primary Investment Risks.”

•                      Management and Operational Risk — The value of the Fund’s investments will be affected by the techniques and analyses of the Fund’s portfolio managers. The Fund also runs the risk that the portfolio managers’ assessment of an investment may be wrong or that deficiencies in the Manager’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•                      Market Risk - The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•                      Equity Securities Risk — Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

•                      Foreign Investment Risk and Emerging Markets Risk — Foreign securities, and, in particular, emerging markets securities, are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of foreign issuers) tend to be greater for investments in companies tied economically to emerging countries.

•                      Correlation Risk — Should the Fund focus its investments in countries, regions, sectors, or companies that are closely correlated with one another, this could create more risk than if the Fund’s investments were less correlated.

•                      Currency and Hedging Risk — Fluctuations in the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies due to changing currency exchange rates can adversely affect the Fund’s value. In addition, hedging a foreign currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency or if the currency hedging is otherwise ineffective.

•                      Liquidity Risk — The Fund’s investments may be subject to low trading volume, lack of a market maker, large position size, or regulatory restrictions.  As a result, it may not be possible to sell an investment at a particular time or at an acceptable price.

•                      Market Disruption and Geopolitical Risk — Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in foreign and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by the Manager. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements. After-tax returns are shown for only Class 2 shares, and after-tax returns for other Classes will vary. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns - The EAFE Choice Fund Class 2 Shares

During the periods shown in the bar chart, the highest quarterly return was 17.72% (for the calendar quarter ended September 30, 2010) and the lowest quarterly return was -18.23% (for the calendar quarter ended September 30, 2011).

Average Annual Total Returns for Periods Ended December 31, 2014
Average Annual Returns Baillie Gifford EAFE Choice Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Life of Fund		Average Annual Returns, Inception Date
Class 2		(4.25%)	6.75%		8.03%	[1]	Dec. 17, 2009
Class 1		(4.46%)	6.56%	[2]	7.83%	[2],[1]	Dec. 17, 2009
Class 3	[3]	(4.18%)	6.77%		8.04%	[1]	Dec. 17, 2009
Class 4	[4]	(4.25%)	6.75%		8.03%	[1]	Dec. 17, 2009
Class 5	[5]	(4.25%)	6.75%		8.03%	[1]	Dec. 17, 2009
After Taxes on Distributions Class 2		(4.72%)	5.76%		7.03%	[1]
After Taxes on Distributions and Sale of Fund Shares Class 2		(2.40%)	4.85%		5.88%	[1]
MSCI EAFE Index		(4.48%)	5.80%		1.38%	[1]	Dec. 17, 2009
FTSE Developed ex U.S. Index		(4.03%)	5.66%		6.11%	[1]	Dec. 17, 2009
[1]	The Fund commenced operations on December 17, 2009.
[2]	Performance for Class 1 shares prior to their date of inception (December 17, 2013) is derived from the historical performance of Class 2 shares, and has been adjusted for the higher shareholder servicing fees applicable to Class 1 shares.
[3]	Performance for Class 3 shares prior to the date Class 3 most recently recommenced investment operations (July 7, 2014) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[4]	Performance for Class 4 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[5]	Performance for Class 5 shares, which were unfunded as of December 31, 2014, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.